CVT
Nasdaq 100 Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	2,905	$ 1,233,724
		$ 1,233,724
Automobiles — 3.8%
Tesla, Inc.(1)	65,323	$ 24,283,825
		$ 24,283,825
Beverages — 2.0%
Coca-Cola Europacific Partners PLC	16,565	$ 1,501,948
Keurig Dr. Pepper, Inc.	49,116	1,293,224
Monster Beverage Corp.(1)	35,321	2,559,360
PepsiCo, Inc.	49,379	7,668,065
		$13,022,597
Biotechnology — 3.6%
Alnylam Pharmaceuticals, Inc.(1)	4,776	$1,580,235
Amgen, Inc.	19,467	6,849,464
Gilead Sciences, Inc.	44,853	6,251,163
Insmed, Inc.(1)	7,788	1,273,494
Regeneron Pharmaceuticals, Inc.	3,754	2,900,490
Vertex Pharmaceuticals, Inc.(1)	9,172	4,095,665
		$22,950,511
Broadline Retail — 5.4%
Amazon.com, Inc.(1)	140,498	$29,261,519
MercadoLibre, Inc.(1)	1,833	3,169,294
PDD Holdings, Inc. ADR(1)	24,147	2,467,340
		$34,898,153
Chemicals — 1.3%
Linde PLC	16,743	$8,300,510
		$8,300,510
Commercial Services & Supplies — 0.6%
Cintas Corp.	14,449	$2,443,904
Copart, Inc.(1)	34,996	1,161,867
		$3,605,771
Communications Equipment — 1.7%
Cisco Systems, Inc.	142,716	$11,073,334
		$11,073,334
Construction & Engineering — 0.3%
Ferrovial SE(2)	25,995	$1,690,975
		$1,690,975
Consumer Staples Distribution & Retail — 5.9%
Costco Wholesale Corp.	16,038	$15,980,744
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.	176,584	$ 21,945,860
		$ 37,926,604
Diversified Telecommunication Services — 0.6%
Comcast Corp., Class A	129,655	$ 3,722,395
		$ 3,722,395
Electric Utilities — 1.5%
American Electric Power Co., Inc.	19,542	$ 2,561,565
Constellation Energy Corp.	13,079	3,652,311
Exelon Corp.	36,959	1,811,730
Xcel Energy, Inc.	22,542	1,790,737
		$9,816,343
Energy Equipment & Services — 0.3%
Baker Hughes Co.	35,674	$2,177,898
		$2,177,898
Entertainment — 3.2%
Electronic Arts, Inc.	9,042	$1,843,392
Netflix, Inc.(1)	152,554	14,668,067
Take-Two Interactive Software, Inc.(1)	6,680	1,319,300
Warner Bros. Discovery, Inc.(1)	89,584	2,459,977
		$20,290,736
Financial Services — 0.2%
PayPal Holdings, Inc.	33,265	$1,504,576
		$1,504,576
Food Products — 0.6%
Kraft Heinz Co.	42,792	$962,392
Mondelez International, Inc., Class A	46,315	2,669,597
		$3,631,989
Ground Transportation — 0.7%
CSX Corp.	67,189	$2,758,109
Old Dominion Freight Line, Inc.	7,531	1,471,557
		$4,229,666
Health Care Equipment & Supplies — 1.5%
DexCom, Inc.(1)	13,906	$873,297
GE HealthCare Technologies, Inc.	16,468	1,172,192
IDEXX Laboratories, Inc.(1)	2,877	1,616,557
Intuitive Surgical, Inc.(1)	12,831	5,914,963
		$9,577,009
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A(1)	15,304	$1,932,589
Booking Holdings, Inc.	1,144	4,816,606
DoorDash, Inc., Class A(1)	14,813	2,224,172

CVT
Nasdaq 100 Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	9,574	$ 3,131,368
Starbucks Corp.	41,165	3,687,973
		$ 15,792,708
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	22,953	$ 5,188,067
		$ 5,188,067
Interactive Media & Services — 10.1%
Alphabet, Inc., Class A	76,189	$ 21,908,909
Alphabet, Inc., Class C	71,172	20,416,400
Meta Platforms, Inc., Class A	38,601	22,084,790
		$64,410,099
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	17,280	$1,060,128
Shopify, Inc., Class A(1)	44,299	5,254,747
		$6,314,875
Machinery — 0.3%
PACCAR, Inc.	18,987	$2,192,998
		$2,192,998
Media — 0.2%
Charter Communications, Inc., Class A(1)	4,575	$987,651
		$987,651
Oil, Gas & Consumable Fuels — 0.3%
Diamondback Energy, Inc.	10,192	$2,015,876
		$2,015,876
Professional Services — 1.0%
Automatic Data Processing, Inc.	14,548	$2,955,863
Paychex, Inc.	13,011	1,198,573
Thomson Reuters Corp.	16,082	1,447,058
Verisk Analytics, Inc.	4,984	945,714
		$6,547,208
Real Estate Management & Development — 0.1%
CoStar Group, Inc.(1)	15,168	$611,877
		$611,877
Semiconductors & Semiconductor Equipment — 25.7%
Advanced Micro Devices, Inc.(1)	58,909	$11,983,858
Analog Devices, Inc.	17,640	5,611,990
Applied Materials, Inc.	28,674	9,800,486
ARM Holdings PLC ADR(1)	5,046	763,359
ASML Holding NV-NY Shares(3)	3,176	4,194,956
Broadcom, Inc.	62,053	19,206,024
Intel Corp.(1)	180,477	7,964,450
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	4,736	$ 6,973,334
Lam Research Corp.	45,120	9,640,339
Marvell Technology, Inc.	31,477	3,117,797
Microchip Technology, Inc.	19,538	1,262,350
Micron Technology, Inc.	40,666	13,738,601
Monolithic Power Systems, Inc.	1,775	1,940,696
NVIDIA Corp.	318,036	55,465,478
NXP Semiconductors NV	9,130	1,797,332
QUALCOMM, Inc.	38,552	4,964,727
Texas Instruments, Inc.	32,791	6,366,045
		$164,791,822
Software — 13.2%
Adobe, Inc.(1)	14,729	$3,580,325
AppLovin Corp., Class A(1)	11,095	4,415,810
Atlassian Corp., Class A(1)	6,075	414,619
Autodesk, Inc.(1)	7,664	1,834,762
Cadence Design Systems, Inc.(1)	9,976	2,772,031
CrowdStrike Holdings, Inc., Class A(1)	9,109	3,556,245
Datadog, Inc., Class A(1)	11,869	1,401,135
Fortinet, Inc.(1)	26,735	2,184,784
Intuit, Inc.	9,992	4,320,341
Microsoft Corp.	97,186	35,975,342
Palantir Technologies, Inc., Class A(1)	82,795	12,111,253
Palo Alto Networks, Inc.(1)	29,498	4,729,119
Roper Technologies, Inc.	3,719	1,316,005
Strategy, Inc., Class A(1)	11,349	1,416,355
Synopsys, Inc.(1)	6,921	2,744,038
Workday, Inc., Class A(1)	7,700	1,000,384
Zscaler, Inc.(1)	5,810	815,085
		$84,587,633
Specialty Retail — 0.8%
O'Reilly Automotive, Inc.(1)	30,296	$2,796,624
Ross Stores, Inc.	11,687	2,531,755
		$5,328,379
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc.	192,145	$48,764,480
Seagate Technology Holdings PLC	7,879	3,086,677
Western Digital Corp.	12,250	3,313,502
		$55,164,659
Trading Companies & Distributors — 0.3%
Fastenal Co.	41,504	$1,925,786
		$1,925,786

CVT
Nasdaq 100 Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 1.3%
T-Mobile U.S., Inc.	39,812	$ 8,361,714
		$ 8,361,714
Total Common Stocks (identified cost $274,912,846)		$638,157,968

Exchange-Traded Funds — 2.4%

Security	Shares	Value
Equity Funds — 2.4%
Invesco QQQ TM Trust, Series 1(2)	26,500	$ 15,295,270
Total Exchange-Traded Funds (identified cost $14,352,254)		$ 15,295,270

Short-Term Investments — 2.0%
Affiliated Fund — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(4)	7,842,375	$ 7,842,375
Total Affiliated Fund (identified cost $7,842,375)		$ 7,842,375

Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(5)	3,340,641	$ 3,340,641
Total Securities Lending Collateral (identified cost $3,340,641)		$ 3,340,641
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/23/26(6)	$2,000	$ 1,977,484
Total U.S. Treasury Obligations (identified cost $1,977,819)		$ 1,977,484
Total Short-Term Investments (identified cost $13,160,835)		$ 13,160,500
Total Investments — 104.0% (identified cost $302,425,935)		$666,613,738
Other Assets, Less Liabilities — (4.0)%		$(25,713,417)
Net Assets — 100.0%		$640,900,321

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $4,022,026 and the total market value of the collateral received by the Fund was $3,967,476, comprised of cash of $3,340,641 and U.S. government and/or agencies securities of $626,835.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $4,194,956 or 0.7% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

CVT
Nasdaq 100 Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	19	Long	6/18/26	$9,087,700	$(342,415)
					$(342,415)

Abbreviations:
ADR	– American Depositary Receipt
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2026, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,842,375, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,540,961	$39,973,612	$(37,672,198)	$ —	$ —	$7,842,375	$82,023	7,842,375

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$638,157,968(1)	$ —	$ —	$638,157,968
Exchange-Traded Funds	15,295,270	—	—	15,295,270
Short-Term Investments:
Affiliated Fund	7,842,375	—	—	7,842,375
Securities Lending Collateral	3,340,641	—	—	3,340,641
U.S. Treasury Obligations	—	1,977,484	—	1,977,484
Total Investments	$664,636,254	$1,977,484	$ —	$666,613,738

CVT
Nasdaq 100 Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(342,415)	$ —	$ —	$(342,415)
Total	$(342,415)	$ —	$ —	$(342,415)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.